OTHER ASSETS	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER ASSETS

NOTE 7.	OTHER ASSETS

Other Current Assets

Other current assets totaling $318,218 as of September 30, 2021 and $399,524 as of June 30, 2021 are comprised of various components as listed below.

	As of September 30, 2021	As of June 30, 2021
Prepaid expenses	$292,777	$373,381
Other current assets	25,441	26,143
Total	$318,218	$399,524

Investments

Wainwright, from time to time, provides initial investment in the creation of ETP funds that Wainwright manages. Wainwright classifies these investments as current assets as these investments are generally sold within one year of the balance sheet date. Investments in which no controlling financial interest or significant influence exists are recorded at fair value with the change included in earnings on the Consolidated Statements of Income. Investments in which no controlling financial interest exists, but significant influence exists are recorded per the equity method of investment accounting. As of September 30, 2021 and June 30, 2021, there were no investments in its ETP funds or investments requiring equity method investment accounting. The Company also invests in marketable securities. As of September 30, 2021 and June 30, 2021, such investments were approximately $1.3 million and $1.8 million, respectively.

Investments measured at estimated fair value consist of the following as of September 30, 2021 and June 30, 2021:

	September 30, 2021
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Money market funds	$1,044,775	$5,378	$—	$1,050,153
Other short-term investments	269,824	1,459	—	271,283
Other equities	1,421		(215)	1,206
Total short-term investments	$1,316,020	$6,837	$(215)	$1,322,642

	June 30, 2021
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Money market funds	$1,044,748	$5,378	$—	$1,050,126
Other short term investments	772,981	4,568	—	777,549
Other equities	1,421	—	(170)	1,251
Total short-term investments	$1,819,150	$9,946	$(170)	$1,828,926

All of the Company’s short-term investments are Level 1 as of September 30, 2021 and June 30, 2021. During the three months ended September 30, 2021 and September 30, 2020, there were no transfers between Level 1 and Level 2.

Restricted Cash

At September 30, 2021 and  June 30, 2021, Gourmet Foods had on deposit approximately NZ$20,000 (approximately US$13,748 and US$13,989, respectively, after currency translation) securing a lease bond for one of its properties. The cash securing the bond is restricted from access or withdrawal so long as the bond remains in place.

Long Term Assets

Other long-term assets totaling $540,160 as of September 30, 2021 and at June 30, 2021 were attributed to Wainwright and Original Sprout and consisted of

(i)	$500,000 as of September 30, 2021 and June 30, 2021 representing 10% equity investment in a registered investment adviser accounted for on a cost basis, minus impairment, which we believe approximates fair value, given the lack of observable price changes in orderly transactions. There was no impairment recorded for the three months ended September 30, 2021 or the year ended June 30, 2021;
(ii)	and $40,160 as of September 30, 2021 and at June 30, 2021 representing lease deposits and prepayments.

NOTE 7.	OTHER ASSETS

Other Current Assets

Other current assets totaling $399,524 as of June 30, 2021 and $603,944 as of June 30, 2020 are comprised of various components as listed below.

	As of June 30, 2021	As of June 30, 2020
Prepaid expenses	$373,381	$394,473
Other current assets	26,143	209,471
Total	$399,524	$603,944

Investments

Wainwright, from time to time, provides initial seed capital in connection with the creation of ETPs or ETFs that are managed by USCF or USCF Advisers. Wainwright classifies these investments as current assets as these investments are generally sold within one year of the balance sheet date. Investments in which no controlling financial interest or significant influence exists are recorded at fair value with the change included in earnings on the Consolidated Statements of Income. Investments in which no controlling financial interest exists, but significant influence exists are recorded per the equity method of investment accounting. As of June 30, 2021 and 2020, there were no investments in its ETPs or ETFs or investments requiring equity method investment accounting. The Company also invests in marketable securities. As of June 30, 2021 and 2020, such investments were approximately $1.8 million and $1.8 million, respectively.

All of the Company’s short-term investments are classified as Level 1 assets as of June 30, 2021 and June 30, 2020. Investments measured at estimated fair value consist of the following as of June 30, 2021 and June 30, 2020:

	As of June 30, 2021
		Gross	Gross	Estimated
		Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Money market funds	$1,044,748	$5,378	$—	$1,050,126
Other short-term investments	772,981	4,568	—	777,549
Other equities	1,421	—	(170)	1,251
Total short-term investments	$1,819,150	$9,946	$(170)	$1,828,926

	As of June 30, 2020
		Gross	Gross	Estimated
		Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Money market funds	$1,044,446	$5,161	$—	$1,049,607
Other short-term investments	770,094	—	—	770,094
Other equities	1,421	—	(606)	815
Total short-term investments	$1,815,961	$5,161	$(606)	$1,820,516

During the years ended June 30, 2021 and 2020, there were no transfers between Level 1 and Level 2.

Restricted Cash

At June 30, 2021 and 2020, Gourmet Foods had on deposit approximately NZ$20,000 (approximately US$13,989 and US$12,854, respectively after currency translation) securing a lease bond for one of its properties. The cash securing the bond is restricted from access or withdrawal so long as the bond remains in place.

Long - Term Assets

Other long-term assets totaling $540,160 at June 30, 2021 and $523,607 at June 30, 2020, were attributed to Wainwright and Original Sprout and consisted of

(i)	$500,000 as of June 30, 2021 and June 30, 2020 representing 10% equity investment in a registered investment adviser accounted for on a cost basis, minus impairment, which we believe approximates fair value, given the lack of observable price changes in orderly transactions. There was no impairment recorded for the years ended June 30, 2021 and June 30, 2020;
(ii)	and $40,160 as of June 30, 2021 and $23,607 at June 30, 2020 representing deposits and prepayments of rent.